LEASES (Tables)	12 Months Ended
Dec. 31, 2020
LEASES
Summary of supplemental information related to operating leases

	Years Ended December 31,
	2019	2020
Lease cost:
Operating fixed lease cost	3,094	3,964
Finance lease cost	—	—
— Amortization of ROU assets	—	74
— Interest on lease liabilities	—	90
Short term lease cost	0	0
Variable lease cost	10	(171)
Total lease cost	3,104	3,957

Other information:
Weighted average remaining lease term
Operating leases	11 years	14 years
Finance leases	—	29 years
Weighted average discount rate
Operating leases	7.34%	6.23%
Finance leases	—	3.96%

Schedule of maturities of lease liabilities

As of December 31, 2020, the maturities of lease liabilities in accordance with ASC 842 in each of the next five years and thereafter are as follows:

Year Ending December 31,	Total Operating Leases	Total Finance Leases
2021	3,858	129
2022	3,826	144
2023	3,733	146
2024	3,660	147
2025	3,466	147
Thereafter	25,730	3,575

Total minimum lease payments	44,273	4,288

Less: amount representing interest	(13,819)	(1,760)

Present value of minimum lease payments	30,454	2,528